                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:     September 30, 2001
                                               --------------------------


Check here if Amendment [ ]; Amendment Number:
                                              -------------

   This Amendment (Check only one.):   [ ]  is a restatement.

                                       [ ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Hocky Management Company, LLC
Address: 100 South Bedford Road, Suite 110
         Mt. Kisco, NY  10549


Form 13F File Number:  28-05549

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   David Sachs
Title:  Managing Member
Phone:  (914) 244-4100

Signature, Place, and Date of Signing:

/s/ David Sachs                 Mt. Kisco, New York         November 8, 2001
------------------------        -------------------         -----------------
      [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0
                                                  --------
Form 13F Information Table Entry Total:                 22
                                                  --------
Form 13F Information Table Value Total:           $ 37,305
                                                  --------
                                                 (thousands)


List of Other Included Managers:

None
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         FORM 13f INFORMATION TABLE - HOCKY MANAGEMENT CO. LLC (9/30/01)

NAME OF ISSUER              TITLE OF       CUSIP    MARKET   SHARES   SH/   PUT   INVESTMENT  MANAGERS   SOLE   SHARED  NONE
                              CLASS                  VALUE  /PRN AMT  PRN  /CALL  DISCRETION
                                                    * 1000
APTARGROUP INC            COMMON STOCK   038336103   3565    112100   SH             SOLE               107000           5100
CORDIANT COMMS GRP PLC    SPON ADR NEW   218514206    250     50000   SH             SOLE                47500           2500
GAINSCO INC               COMMON STOCK   363127101     35     25000   SH             SOLE                               25000
KROGER CO                 COMMON STOCK   501044101   3326    135000   SH             SOLE               135000
LANCE INC                 COMMON STOCK   514606102   1327    100000   SH             SOLE                95000           5000
LIBERTE INVS INC DEL      COMMON STOCK   530154103   2412    763200   SH             SOLE               730000          33200
LIBERTY LIVEWIRE CORP     CL A           530709104    530     78700   SH             SOLE                75500           3200
LIBERTY MEDIA CORP  NEW   COMMON SER A   530718105   2231    175700   SH             SOLE               175700
METHODE ELECTRS INC       CL A           591520200   3228    427500   SH             SOLE               407600          19900
MODEM MEDIA INC           CL A           607533106    569    125000   SH             SOLE               118800           6200
MOORE  LTD                COMMON STOCK   615785102   3508    453200   SH             SOLE               430600          22600
PHILIP MORRIS COS INC     COMMON STOCK   718154107   1932     40000   SH             SOLE                38500           1500
PRIMACOM AG               SPONSORED ADR  74154N108    190    100000   SH             SOLE                95100           4900
RALCORP HLDS INC NEW      COMMON STOCK   751028101   1960    100700   SH             SOLE                95600           5100
REGIS CORP MINN           COMMON STOCK   758932107   2710    129300   SH             SOLE               122100           7200
REPUBLIC SVCS INC         COMMON STOCK   760759100   1236     76300   SH             SOLE                73100           3200
RUDDICK CORP              COMMON STOCK   781258108    718     46900   SH             SOLE                43300           3600
SCRIPPS E W CO OHIO       CL A           811054204   1255     20600   SH             SOLE                19800            800
SHAW COMMUNICATIONS INC   CL B CONV      82028K200   2025    100000   SH             SOLE                94400           5600
TTR TECHNOLOGIES INC      COMMON STOCK   87305U102     34     22000   SH             SOLE                20900           1100
VENTAS INC.               COMMON STOCK   92276F100   2170    200000   SH             SOLE               190000          10000
SBS BROADCASTING SA       ORD            L8137F102   2096    131000   SH             SOLE               124700           6300